Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Though we do not have a formal policy regarding the granting practices of our equity awards, we generally approve annual equity grants for executives and the CEO in May, and for other existing employees in the third quarter following the performance appraisal cycle. Each new hire employee is granted stock options that are generally approved at the first quarterly Compensation Committee meeting following their date of hire. Promotions may occur anytime during the year, at which time grants may be awarded and approved at the next scheduled quarterly Compensation Committee meeting. Annual awards to members of our board of directors will be made on the date of our annual meeting of stockholders and initial grants to members of our board of directors are made upon their election or appointment to our Board, as applicable. Our Board and Compensation Committee, as applicable, carefully review any potential material non-public information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

During 2024, we granted stock options to our named executive officers during the period beginning four business days before the filing of a Form 10-Q. These grants were approved at a regularly scheduled meeting of our Compensation Committee occurring in May, pursuant to our typical annual refresh process for executives.

Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants.
MNPI Disclosure Timed for Compensation Value [Flag]	false